Segmented financial information - Financial information by reportable business segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 31,046,812	$ 31,749,693	$ 25,096,308
Gross profit	14,922,959	16,150,256	10,819,987
Selling and administrative expenses	19,119,713	11,034,902	8,954,512
Stock based compensation (note 11)	8,495,189	725,316	195,113
Research and development expenses	1,092,108	1,074,178	994,640
Depreciation and amortization	4,641,601	5,259,243	3,502,429
Foreign exchange loss (gain) (note 22)	22,130	(132,306)	217,040
Interest, accretion and other financing expense	2,298,206	6,151,466	2,466,638
Other income	(12,003)	(10,373)	761,235
Gain (Loss) on revaluation of conversion feature liability		1,308,440	(2,330,964)
Gain on contingent consideration	(332,569)	(946,503)
Gain on revaluation of options	(1,028,055)
Gain on revaluation of restricted stock units	(242,595)
Gain on revaluation of derivative warrant liability	(1,368,180)
Impairment of intangibles		2,258,369
Loss on repayment of long-term debt		1,497,804
Restructuring costs	432,702
Business acquisition costs	539,734	19,058	484,387
Current income tax expense	(875)	106,986	93,580
Deferred income tax recovery	944,602	(1,051,018)	5,575
Tax expense (recovery)			99,155
Segment loss	(19,678,749)	(11,145,306)	(4,524,198)
Consolidated balance sheet
Total segment assets	47,691,704	42,719,659	20,768,799
Total segment current liabilities	10,293,363	8,486,006	7,961,416
Total segment non-current liabilities	15,308,783	14,086,729	10,596,861
Technology and related revenue
Profit or loss [abstract]
Revenue	4,370,074	3,201,837	3,461,060
Gross profit	3,249,849	2,169,414	1,799,404
Selling and administrative expenses	7,467,520	6,012,270	1,397,310
Stock based compensation (note 11)	1,195,762
Research and development expenses	1,092,108	1,074,178	994,640
Depreciation and amortization	1,902,822	2,429,329	1,555,543
Foreign exchange loss (gain) (note 22)	110,098	(65,303)	660,482
Interest, accretion and other financing expense	24,543	26,746	29,918
Other income	(21,372)	(25)
Gain on revaluation of options	(144,707)
Gain on revaluation of restricted stock units	(34,147)
Gain on revaluation of derivative warrant liability	(192,582)
Restructuring costs	312,794
Deferred income tax recovery		61,879
Tax expense (recovery)			(18,978)
Segment loss	(8,462,990)	(7,369,660)	(2,819,511)
Consolidated balance sheet
Total segment assets	17,445,526	18,908,266	6,051,627
Total segment current liabilities	1,560,567	2,411,430	2,360,626
Technology services
Profit or loss [abstract]
Revenue	26,676,738	28,547,856	21,635,248
Gross profit	11,673,110	13,980,842	9,020,583
Selling and administrative expenses	6,799,249	4,606,557	4,576,823
Stock based compensation (note 11)	7,299,427
Depreciation and amortization	2,738,779	2,829,914	1,946,886
Foreign exchange loss (gain) (note 22)	(87,968)	(67,003)	(443,442)
Interest, accretion and other financing expense	10,169		2,436,720
Other income	9,369	(10,348)	(1,340)
Gain on contingent consideration	(332,569)	(946,503)
Gain on revaluation of options	(883,348)
Gain on revaluation of restricted stock units	(208,448)
Gain on revaluation of derivative warrant liability	(1,175,598)
Impairment of intangibles		2,258,369
Restructuring costs	119,908
Current income tax expense	(875)	106,986
Deferred income tax recovery	944,602	(1,112,897)
Tax expense (recovery)			118,133
Segment loss	(3,559,587)	6,315,767	386,803
Consolidated balance sheet
Total segment assets	30,246,178	23,811,393	14,717,172
Total segment current liabilities	8,732,796	5,948,073	3,114,908
Total segment non-current liabilities	3,527,656	2,993,328	6,995,679
Corporate
Profit or loss [abstract]
Selling and administrative expenses	4,852,944	416,075	2,980,379
Stock based compensation (note 11)		725,316	195,113
Interest, accretion and other financing expense	2,263,494	6,124,720
Other income			762,575
Gain (Loss) on revaluation of conversion feature liability		1,308,440	(2,330,964)
Loss on repayment of long-term debt		1,497,804
Business acquisition costs	539,734	19,058	484,387
Segment loss	(7,656,172)	(10,091,413)	(2,091,490)
Consolidated balance sheet
Total segment current liabilities		126,503	2,485,882
Total segment non-current liabilities	$ 11,781,127	$ 11,093,401	$ 3,601,182